SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  AUGUST 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

As of Trade
7-29	GER   12800	  19.00	          21.87	    Bear Stearns

8-3      GER     6700      18.75           21.43         Bear Stearns
8-4	" "	6700	  18.50	          21.42		" "
8-5        " "     25000      17.862         21.08         Weeden & Co.
8-6      " "      	5000      17.875         20.78                 " "
8-7      " "      	5000      18.375         20.94                 " "
8-10      " "     25000      18.225         20.49                 " "
8-19      " "     15000      17.2917       20.54                 " "
8-21	" "      35000	  16.089         19.16	             " "
8-25      " "    10000       16.8125       19.88                 " "
8-26      " "      9800       16.125         19.28                 " "
8-27      " "    25000       15.234         18.63                 " "
8-28      " "      9800       15.25           17.98                 " "
8-31      " "      9800       14.0625       17.63                 " "

The Germany Fund, Inc.
   ( Name of Registrant)
By Joseph Cheung - Treasurer
Date of Statement        9/10/98